SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Store operating equipment	5 years
Office equipment and others	3-5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Mechanical equipment	10 years
Office buildings	40-50 years
Assets subject to operating lease	40-50 years

Schedule of revenue recognition

	For the year ended December 31,
	2022		2023		2024		2024
	RMB	%	RMB	%	RMB	%	US$	%

	(in thousands, except for percentages)
Net revenues:
Revenues from product sales	10,223,720	76.9	18,677,390	75.0	26,729,523	77.5	3,662,582	77.5
Freshly brewed drinks	9,079,349	68.3	16,877,880	67.8	24,501,085	71.1	3,357,233	71.1
Other products	686,837	5.2	1,241,868	5.0	1,685,413	4.9	230,942	4.9
Others	457,534	3.4	557,642	2.2	543,025	1.5	74,407	1.5
Revenues from partnership stores	3,069,262	23.1	6,225,776	25.0	7,745,291	22.5	1,061,290	22.5
Total net revenues	13,292,982	100.0	24,903,166	100.0	34,474,814	100.0	4,723,872	100.0